UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05984

                           THE NEW IRELAND FUND, INC.
               (Exact name of registrant as specified in charter)

                 Bank of Ireland Asset Management (U.S.) Limited
                                 40 Mespil Road
                                DUBLIN 4, IRELAND
               (Address of principal executive offices) (Zip code)

                   PNC Global Investment Servicing (U.S.) Inc.
                           99 High Street, 27th Floor
                                BOSTON, MA 02110
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: 011 353 1 6378000
                                                         -------------------

                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                                       THE
                                   NEW IRELAND
                                      FUND

                              THIRD QUARTER REPORT
                                  JULY 31, 2009

                         INVESTMENT SUMMARY (UNAUDITED)

                                TOTAL RETURN (%)

                     MARKET VALUE (a)        NET ASSET VALUE (a)
                  ----------------------   ----------------------
                                AVERAGE                  AVERAGE
                  CUMULATIVE   ANNUAL(b)   CUMULATIVE   ANNUAL(b)
                  ----------   ---------   ----------   ---------
Current Quarter      29.82       29.82        17.09       17.09
One Year            (31.96)     (31.96)      (29.41)     (29.41)
Three Year          (44.75)     (17.94)      (42.97)     (17.07)
Five Year            (3.93)      (0.80)       (5.22)      (1.07)
Ten Year             29.94        2.65        20.26        1.86

                        PER SHARE INFORMATION AND RETURNS

                                                                                                            2009
                         1999    2000    2001     2002     2003    2004    2005    2006    2007    2008     YTD
                        -----   -----   ------   ------   -----   -----   -----   -----   -----   ------   -----
Net Asset
   Value ($)            19.75   20.06    13.28    11.04   16.29   20.74   24.36   32.55   30.95    10.18    7.40
Income
   Dividends ($)           --   (0.13)   (0.01)   (0.03)     --   (0.09)  (0.03)  (0.16)  (0.24)   (0.36)  (0.33)
Capital Gains
Other
   Distributions ($)    (1.14)  (1.60)   (2.65)   (0.69)     --      --      --   (1.77)  (2.40)   (4.86)  (2.76)
Total
   Return (%) (a) (b)   (2.37)  12.86   (20.99)  (11.44)  47.55   28.14   17.51   45.97    2.88   (58.62)  14.53

Notes

(a) Total Market Value returns reflect changes in share market prices and assume reinvestment of dividends and capital gain distributions, if any, at the price obtained under the Dividend Reinvestment and Cash Purchase Plan ("the Plan"). Total Net Asset Value returns reflect changes in share net asset value and assume reinvestment of dividends and capital gain distributions, if any, at the price obtained under the Plan. For more information with regard to the Plan, see the most recent annual report filed with the Securities and Exchange Commission.

(b)  Periods less than one year are not annualized.

PAST RESULTS ARE NOT NECESSARILY INDICATIVE OF FUTURE PERFORMANCE OF THE FUND.

                 PORTFOLIO BY MARKET SECTOR AS OF JULY 31, 2009

                           (PERCENTAGE OF NET ASSETS)
                                   (UNAUDITED)

                                   (PIE CHART)

Energy                                 3.74%
Construction and Building Materials   27.27%
Transportation                        12.51%
Other Assets                          11.84%
Food and Beverages                    10.76%
Health Care Services                   9.93%
Financial                              7.46%
Business Services                      6.91%
Diversified Financial Services         4.99%
Food and Agriculture                   4.59%

            TOP 10 HOLDINGS BY ISSUER AS OF JULY 31, 2009 (UNAUDITED)

HOLDING                        SECTOR                                % OF NET ASSETS
-------                        ------                                ---------------
CRH PLC                        Construction and Building Materials        19.82%
Ryanair Holdings PLC           Transportation                             10.66%
DCC PLC                        Business Services                           6.91%
Elan Corp. PLC-Sponsored ADR   Health Care Services                        5.73%
Aryzta AG                      Food and Agriculture                        4.60%
Kerry Group PLC, Series A      Food and Beverages                          4.28%
Grafton Group PLC-UTS          Construction and Building Materials         4.20%
Allied Irish Banks PLC         Financial                                   3.96%
Dragon Oil PLC                 Energy                                      3.74%
Irish Life & Permanent PLC     Financial                                   3.51%

THE NEW IRELAND FUND, INC.

PORTFOLIO HOLDINGS (UNAUDITED)

                                                                    Value (U.S.)
July 31, 2009                                            Shares       (Note A)
-------------                                          ----------   ------------
COMMON STOCKS (99.86%)
COMMON STOCKS OF IRISH COMPANIES (99.86%)
AGRICULTURAL OPERATIONS (3.00%)
   Origin Enterprises PLC(a)*                             428,163   $  1,608,631
                                                                    ------------
BUSINESS SERVICES (6.91%)
   DCC PLC                                                174,079      3,702,023
   Newcourt Group PLC*                                    155,655              0
                                                                    ------------
                                                                       3,702,023
                                                                    ------------
BUSINESS SUPPORT SERVICES (1.48%)
   CPL Resources PLC                                      382,417        786,152
   Veris PLC*                                              18,310          6,230
                                                                    ------------
                                                                         792,382
                                                                    ------------
CONSTRUCTION AND BUILDING MATERIALS (27.27%)
   CRH PLC                                                447,141     10,618,442
   Grafton Group PLC-UTS                                  469,211      2,248,466
   Kingspan Group PLC                                     260,706      1,744,595
                                                                    ------------
                                                                      14,611,503
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES (4.99%)
   FBD Holdings PLC                                       119,561      1,186,558
   IFG Group PLC                                          624,801        930,106
   TVC Holdings PLC(a)*                                   815,973        555,288
                                                                    ------------
                                                                       2,671,952
                                                                    ------------
ENERGY (3.74%)
   Dragon Oil PLC*                                        363,569      2,005,109
                                                                    ------------
FINANCIAL (7.46%)
   Allied Irish Banks PLC                                 849,471      2,119,643
   Irish Life & Permanent PLC                             384,862      1,878,094
                                                                    ------------
                                                                       3,997,737
                                                                    ------------
FOOD & AGRICULTURE (4.59%)
   Aryzta AG*                                              71,179      2,462,313
                                                                    ------------

THE NEW IRELAND FUND, INC.

                                                                    Value (U.S.)
July 31, 2009                                            Shares       (Note A)
-------------                                          ----------   ------------
COMMON STOCKS (CONTINUED)
COMMON STOCKS OF IRISH COMPANIES (CONTINUED)
FOOD AND BEVERAGES (10.76%)
   C&C Group PLC                                          613,858   $  1,784,117
   Fyffes PLC                                             552,258        297,528
   Glanbia PLC                                            317,890      1,126,726
   Kerry Group PLC, Series A                               97,278      2,292,172
   Total Produce PLC                                      552,258        266,209
                                                                    ------------
                                                                       5,766,752
                                                                    ------------
HEALTH CARE SERVICES (9.93%)
   Elan Corp. PLC-Sponsored ADR*                          389,700      3,070,836
   ICON PLC-Sponsored ADR*                                 53,449      1,256,051
   United Drug PLC                                        370,043        991,552
                                                                    ------------
                                                                       5,318,439
                                                                    ------------
LEISURE AND HOTELS (3.34%)
   Paddy Power PLC                                         72,370      1,791,038
                                                                    ------------
REAL ESTATE DEVELOPMENT (0.04%)
   Blackrock International Land PLC*                      218,009         22,563
                                                                    ------------
TECHNOLOGY (3.26%)
   Norkom Group PLC(a)*                                   364,481        537,415
   Norkom Group PLC*                                      818,699      1,207,144
                                                                    ------------
                                                                       1,744,559
                                                                    ------------
TELECOMMUNICATIONS (0.58%)
   Zamano PLC*                                          1,100,000        311,907
                                                                    ------------
TRANSPORTATION (12.51%)
   Aer Lingus Group PLC*                                  501,223        319,775
   Ryanair Holdings PLC*                                1,300,000      5,713,557
   Ryanair Holdings PLC-Sponsored ADR*                     23,587        667,748
                                                                    ------------
                                                                       6,701,080
                                                                    ------------
TOTAL COMMON STOCKS OF IRISH COMPANIES
   (Cost $65,127,142)                                                 53,507,988
                                                                    ------------
TOTAL COMMON STOCKS BEFORE FOREIGN CURRENCY ON DEPOSIT
   (Cost $65,127,142)                                               $ 53,507,988
                                                                    ------------

THE NEW IRELAND FUND, INC.

                                                          FACE      Value (U.S.)
July 31, 2009                                             VALUE       (Note A)
-------------                                          ----------   ------------
FOREIGN CURRENCY ON DEPOSIT (0.06%)
   British Pounds Sterling                             L      600   $        996
   Euro                                                E   20,138         28,551
                                                                    ------------
TOTAL FOREIGN CURRENCY ON DEPOSIT
   (Cost $29,543)**                                                       29,547
                                                                    ------------
TOTAL INVESTMENTS (99.92%)
   (Cost $65,156,685)                                                 53,537,535
OTHER ASSETS AND LIABILITIES (0.08%)                                      43,294
                                                                    ------------
NET ASSETS (100.00%)                                                $ 53,580,829
                                                                    ============

(a) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2009, these securities amounted to $2,701,334 or 5.04% of net assets. These securities have been determined by the Advisor to be liquid.

*    Non-income producing security.

**   Foreign currency held on deposit at JPMorgan Chase & Co.

ADR - American Depositary Receipt traded in U.S. dollars.

UTS - Units

     The summary of inputs used to value each Fund's net assets as of July 31, 2009 is as follows (See Note A - Security Valuation in the Notes to Portfolio Holdings):

                                                    LEVEL 2
                     TOTAL MARKET     LEVEL 1     SIGNIFICANT    SIGNIFICANT
                       VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                       07/31/09        PRICE         INPUTS        INPUTS
                     ------------   -----------   -----------   ------------
Common Stocks*        $53,507,988   $53,507,988       $--            $--
                      -----------   -----------       ---            ---
Total Investments+    $53,507,988   $53,507,988       $--            $--
                      ===========   ===========       ===            ===

*    See Portfolio Holdings detail for industry breakout.

+    Total Investments exclude Foreign Currency on Deposit.

THE NEW IRELAND FUND, INC.
NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

A. VALUATION AND INVESTMENT PRACTICES:

     SECURITY VALUATION: Securities listed on a stock exchange for which market quotations are readily available are valued at the closing prices on the date of valuation, or if no such closing prices are available, at the last bid price quoted on such day. If there are no such quotations available for the date of valuation, the last available closing price will be used. The value of securities and other assets for which no market quotations are readily available, or whose values have been materially affected by events occurring before the Fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the Board of Directors to represent fair value. Short-term securities that mature in 60 days or less are valued at amortized cost.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("FAS 157") effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly", ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs and valuation techniques used to measure fair value and changes in those techniques and related inputs during the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three roll forward disclosure for each major security type as described in paragraph 19 of SFAS 115, "Accounting for Certain Investments in Debt and Equity Securities".

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is included with the Fund's Portfolio Holdings.

     CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the spot rate of such currencies against U.S. dollars by obtaining from FT-IDC each day the current 4:00pm London time spot rate and future rate (the future rates are quoted in 30-day increments) on foreign currency contracts. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency

THE NEW IRELAND FUND, INC.
NOTES TO PORTFOLIO HOLDINGS (UNAUDITED) (CONTINUED)

gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.

     FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts for non-trading purposes in order to protect investment securities and related receivables and payables against future changes in foreign currency exchange rates. Fluctuations in the value of such contracts are recorded as unrealized gains or losses; realized gains or losses include net gains or losses on contracts which have been terminated by settlements or by entering into offsetting commitments. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. There were no such contracts open in the Fund as of July 31, 2009.

     SECURITIES TRANSACTIONS: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis.

B. UNREALIZED APPRECIATION/(DEPRECIATION):

     The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and depreciation on assets and liabilities in foreign currencies on a tax basis as of July 31, 2009 were as follows:

                                                                       GROSS
                     GROSS           GROSS                          UNREALIZED
                  UNREALIZED       UNREALIZED     NET UNREALIZED   APPRECIATION        NET
TOTAL COST OF    APPRECIATION     DEPRECIATION     DEPRECIATION     ON FOREIGN      UNREALIZED
INVESTMENTS     ON INVESTMENTS   ON INVESTMENTS   ON INVESTMENTS     CURRENCY     DEPRECIATION
-------------   --------------   --------------   --------------   ------------   ------------
 $65,127,142      $11,143,032     $(22,762,186)    $(11,619,154)       $793       $(11,618,361)

C. RISK FACTORS:

     Investing in the fund may involve certain risks including, but not limited to, those described below.

     The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

     Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

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

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

                           THE NEW IRELAND FUND, INC.
                             DIRECTORS AND OFFICERS

Peter J. Hooper       - CHAIRMAN OF THE BOARD
Chris Johns           - PRESIDENT AND DIRECTOR
David Dempsey         - DIRECTOR
Margaret Duffy        _ DIRECTOR
Denis P. Kelleher     - DIRECTOR
George G. Moore       - DIRECTOR
Lelia Long            - TREASURER
Colleen Cummings      - ASSISTANT TREASURER
Vincenzo A. Scarduzio - SECRETARY
Salvatore Faia        - CHIEF COMPLIANCE OFFICER

                          PRINCIPAL INVESTMENT ADVISOR
                 Bank of Ireland Asset Management (U.S.) Limited
                                 40 Mespil Road
                                Dublin 4, Ireland

                                  ADMINISTRATOR
                   PNC Global Investment Servicing (U.S.) Inc.
                               4400 Computer Drive
                        Westborough, Massachusetts 01581

                                   CUSTODIANS
                              JPMorgan Chase & Co.
                        North America Investment Services
                            3 Metro Tech - 7th Floor
                            Brooklyn, New York 11245

                           SHAREHOLDER SERVICING AGENT
                     American Stock Transfer & Trust Company
                                 59 Maiden Lane
                            New York, New York 10038

                                  LEGAL COUNSEL
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

                  INDEPENDENT PUBLIC REGISTERED ACCOUNTING FIRM
                              Tait Weller Baker LP
                               1818 Market Street
                             Philadelphia, PA 19103

                                 CORRESPONDENCE
                   ALL CORRESPONDENCE SHOULD BE ADDRESSED TO:
                           The New Ireland Fund, Inc.
                 c/o PNC Global Investment Servicing (U.S.) Inc.
                                 99 High Street
                                   27th Floor
                           Boston, Massachusetts 02110
                   TELEPHONE INQUIRIES SHOULD BE DIRECTED TO:
                        1-800-GO-TO-IRL (1-800-468-6475)
                                WEBSITE ADDRESS:
                             www.newirelandfund.com

IR-QTR 07/09

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE NEW IRELAND FUND, INC.

By (Signature and Title)*    /S/ CHRIS JOHNS
                         -------------------------------------------------------
                             Chris Johns, President
                             (principal executive officer)

Date    9/18/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /S/ CHRIS JOHNS
                         -------------------------------------------------------
                             Chris Johns, President
                             (principal executive officer)

Date    9/18/09
    ----------------------------------------------------------------------------


By (Signature and Title)*    /S/ LELIA LONG
                         -------------------------------------------------------
                             Lelia Long, Treasurer
                             (principal financial officer)

Date    9/22/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.